Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2023
Applicable laws and regulations
Schedule of applicable laws and regulations
The information corresponding to the total capital adequacy index is as follows:

	December 31,
	2023	2022
Capital funds	1,206,753	1,072,110
Risk-weighted assets	8,898,408	8,117,913
Capital adequacy index	13.6%	13.2%

Schedule of leverage ratio cannot be lower, at any time, than 3%. The bank will inform to SBP as often as the compliance with the leverage ratio is determined
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31,
	2023	2022
Ordinary capital	1,070,734	936,092
Non-risk-weighted assets	10,994,085	9,606,970
Leverage ratio	9.7%	9.7%

Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2023
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	4,354,378	32,342	—	—	10,107	4,396,827
Financial institutions:
Private	2,248,150	—	—	—	—	2,248,150
State-owned	464,918	—	—	—	—	464,918
	2,713,068	—	—	—	—	2,713,068
Sovereign	85,672	—	—	—	—	85,672
Total	7,153,118	32,342	—	—	10,107	7,195,567

Specific provision	—	6,470	—	—	5,652	12,122

Allowance for loan
losses under IFRS (1):	45,958	6,554	—	—	6,898	59,410

	December 31, 2022
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	3,659,018	—	—	—	10,107	3,669,125
Financial institutions:
Private	2,225,385	—	20,000	—	—	2,245,385
State-owned	719,882	—	—	—	—	719,882
	2,945,267	—	20,000	—	—	2,965,267
Sovereign	128,628	—	—	—	—	128,628
Total	6,732,913	—	20,000	—	10,107	6,763,020

Specific provision	—	—	10,000	—	5,870	15,870

Allowance for loan
losses IFRS (1):	33,639	—	16,141	—	5,420	55,200
(1) As of December 31, 2023, and 2022, there is no excess in the specific provision calculated in accordance with Rule No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.
Below is the classification of the loan portfolio by maturity profile based on Rule No. 4-2013 and modified by Rule No. 8-2014:

	December 31, 2023
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	4,386,720	—	10,107	4,396,827
Financial institutions:
Private	2,248,150	—	—	2,248,150
State-owned	464,918	—	—	464,918
	2,713,068	—	—	2,713,068
Sovereign	85,672	—	—	85,672
Total	7,185,460	—	10,107	7,195,567

	December 31, 2022
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	3,659,018	—	10,107	3,669,125
Financial institutions:
Private	2,225,385	20,000	—	2,245,385
State-owned	719,882	—	—	719,882
	2,945,267	20,000	—	2,965,267
Sovereign	128,628	—	—	128,628
Total	6,732,913	20,000	10,107	6,763,020

Schedule of statutory purposes only, non-accruing loans
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2023
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	—	—	10,107	10,107
Total	—	—	—	—	10,107	10,107

	December 31, 2022
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	20,000	—	10,107	30,107
Total	—	—	20,000	—	10,107	30,107

	December 31,
	2023	2022
Non-accruing loans:
Private corporations	10,107	30,107

Interest that would be reversed if the loans had been classified as non-accruing loans	328	1,173